Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 33,815	£ 36,016
Bank loans	689	211
Bank overdrafts	37	138
Lease liabilities	529	585
Borrowings	35,070	36,950
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 4,931	5,236
Eurobonds One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.30%
Eurobonds One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.40%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 1,993	2,291
Eurobonds Three | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.30%
Eurobonds Three | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	6.00%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.40%
Bonds issued	£ 236	221
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 26,655	£ 28,268
Bonds Issued One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.70%
Bonds Issued One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	8.10%